FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2024
FINANCE LEASES
Summary of carrying amount in the financial position

	12/31/2024	12/31/2023
Right-of-use asset
Land and buildings (Gross carrying amount)	20,021,179	20,879,928
Lease liability
Current	4,640,497	4,016,654
Non-current	1,492,800	2,205,953
Total	6,133,297	6,222,607

Summary of amounts charged in the income statement

Items	12/31/2024
Right-of-use assets – Depreciation	9,714,670
Interest expenses on lease liabilities (Other operating expenses)	1,920,878

Summary of breakdown of financial lease receivables

Financial Lease Receivables	12/31/2024	12/31/2023
Up to 1 year	18,524,242	29,933,148
More than a year up to two years	16,750,724	25,151,540
From two to three years	12,704,562	17,266,075
From three to five years	14,502,075	7,616,278
More than five years	3,456,666	5,115
Total	65,938,269	79,972,156
Unearned financial income	(4,067,113)	(36,437,332)
Net investment in the lease	61,871,156	43,534,824

Summary of breakdown of operating lease receivables

Operating Lease Receivables	12/31/2024	12/31/2023
Up to 1 year	333,307	463,103
More than a year up to two years	291,182	287,489
From two to three years	118,836	74,018
Total	743,325	824,610